Equity Method Investments And Variable Interest Entities (Unconsolidated Variable Interest Entities) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2006	Dec. 31, 2017	Feb. 23, 2018	Dec. 31, 2016
Variable Interest Entity [Line Items]
Assets		$ 3,674		$ 4,144
Liabilities		$ 2,453		3,399
Aspire Defence
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage		45.00%
Assets		$ 2,100
Liabilities		$ 2,300
Ichthys LNG project (see Notes 7 and 18)
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage		30.00%
U.K. Road projects
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage		25.00%
U.K. Road projects | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum Exposure to Loss		$ 36		30
Total Assets		36		30
Total Liabilities		10		9
Aspire Defence project
Variable Interest Entity [Line Items]
Term of contracted services portion of project (in years)	35 years
Term of construction portion of project (in years)	9 years
Amount of assets associated with our investment in a project on a unconsolidated VIE that is reported within our condensed consolidated balance sheet		10
Amount of liabilities associated with our investment in a project on a unconsolidated VIE that is reported within our condensed consolidated balance sheet		125
Aspire Defence project | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum Exposure to Loss		10		14
Total Assets		10		14
Total Liabilities		$ 125		107
Construction And Related Support Services Joint Ventures
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage		50.00%
Ichthys LNG project (see Notes 7 and 18)
Variable Interest Entity [Line Items]
Amount of assets associated with our investment in a project on a unconsolidated VIE that is reported within our condensed consolidated balance sheet		$ 145
Amount of liabilities associated with our investment in a project on a unconsolidated VIE that is reported within our condensed consolidated balance sheet		25
Ichthys LNG project (see Notes 7 and 18) | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum Exposure to Loss		145		124
Total Assets		145		124
Total Liabilities		25		33
EBIC Ammonia plant (65% interest)
Variable Interest Entity [Line Items]
Amount of assets associated with our investment in a project on a unconsolidated VIE that is reported within our condensed consolidated balance sheet		38
Amount of liabilities associated with our investment in a project on a unconsolidated VIE that is reported within our condensed consolidated balance sheet		$ 1
EBIC Ammonia plant (65% interest) | Development Corporation
Variable Interest Entity [Line Items]
Development company's ownership interest in a company that consolidates a VIE		25.00%
EBIC Ammonia plant (65% interest) | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum Exposure to Loss		$ 25		22
Total Assets		38		34
Total Liabilities		$ 1		$ 2
Parent Company | EBIC Ammonia plant (65% interest)
Variable Interest Entity [Line Items]
Ownership percentage the enterprise has in a development company that has a minority interest in a VIE		65.00%
Minimum
Variable Interest Entity [Line Items]
Finite lived intangible assets useful lives (in years)		1 year
Minimum | Ichthys LNG project (see Notes 7 and 18)
Variable Interest Entity [Line Items]
Payments to Affiliates, In the Next Twelve Months, Expected		$ 300
Maximum
Variable Interest Entity [Line Items]
Finite lived intangible assets useful lives (in years)		25 years
Maximum | Ichthys LNG project (see Notes 7 and 18)
Variable Interest Entity [Line Items]
Payments to Affiliates, In the Next Twelve Months, Expected		$ 400
Subsequent Event [Member] | Ichthys LNG project (see Notes 7 and 18)
Variable Interest Entity [Line Items]
Advances to Affiliate			$ 47